Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Jul. 29, 2017	Jul. 30, 2016	Oct. 29, 2016	Oct. 31, 2015	Oct. 31, 2014
Cash flows from operating activities:
Net income (loss)	$ 8,701	$ 18,111	$ 30,193	$ 22,877	$ 1,488
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation and amortization	26,811	17,115	24,593	19,084	18,901
Amortization of deferred financing costs	1,340	1,697	2,713	2,330	2,540
Amortization of senior note discount	50	150	249	217	235
Stock-based compensation expense	26,131	12,298	19,692	3,237	859
Deferred income taxes	(5,090)	(5,979)	(3,661)	(5,325)	(325)
Loss on early extinguishment of debt	11,920
(Gain) loss on disposal of property, plant and equipment	(594)	(207)	(342)	28	(1,819)
Changes in operating assets and liabilities net of effects of business acquisitions:
Receivables, net	(37,012)	(32,120)	(52,428)	7,518	(38,190)
Inventories, net	(71,171)	(40,623)	(8,054)	(2,795)	18,754
Other current assets	(2,719)	(48)	(691)	(3,553)	4,742
Accounts payable	7,861	21,169	44,805	(15,831)	284
Accrued warranty	(7,125)	(3,522)	(4,001)	(5,863)	(691)
Customer advances	7,715	(3,951)	2,855	5,218	(366)
Other liabilities	(26,163)	6,281	18,667	(1,395)	(1,167)
Long-term assets	(637)	(1,580)	980	(108)	684
Net Cash (used in) provided by operating activities	(59,982)	(11,209)	75,570	25,639	5,929
Cash flows from investing activities:
Purchase of property, plant and equipment	(49,891)	(19,525)	(48,542)	(15,430)	(12,067)
Payments for rental fleet vehicles	(9,679)	(11,041)
Proceeds from sale of property, plant and equipment	3,643	1,113	2,274		4,290
Acquisition of businesses, net of cash acquired	(155,142)	(31,729)	(31,727)		(5,043)
Acquisition of Ancira assets		(6,435)	(6,435)
Other				(187)
Net cash provided by (used in) investing activities	(211,069)	(67,617)	(84,430)	(15,617)	(12,820)
Cash flows from financing activities:
Net proceeds (payments) from borrowings under revolving credit facility	146,257	116,919	61,777	(13,705)	1,929
Proceeds from Term Loan	75,000
Payment of dividends	(3,191)
Net proceeds from initial public offering	253,593
Repayment of debt assumed from acquisition		(3,698)	(3,698)
Payment of debt issuance costs	(6,717)	(704)	(1,085)
Dividends paid on subsidiary preferred shares upon cancellation				(186)
Repayment of long-term debt and capital leases	(180,000)	(179)	(20,536)	(269)	(353)
Senior Note prepayment premium	(7,650)
Redemption of common stock and stock options	(3,251)	(21,214)	(21,745)	(5,461)	(3,125)
Proceeds from exercise of common stock options	321
Net proceeds from the issuance of common stock				2,000	2,855
Payments received on stock subscription receivable				48	79
Net cash (used in) provided by financing activities	274,362	91,124	14,713	(17,573)	1,385
Net increase (decrease) in cash and cash equivalents	3,311	12,298	5,853	(7,551)	(5,506)
Cash and cash equivalents, beginning of period	10,821	4,968	4,968	12,519	18,025
Cash and cash equivalents, end of period	14,132	17,266	10,821	4,968	12,519
Cash paid for:
Interest	21,789	22,329	25,789	24,638	15,636
Income taxes, net of refunds	$ 11,545	$ 5,093	$ 5,845	$ 18,390	$ (906)